SCHEDULE OF FUTURE MATURITIES OF NOTES PAYABLE (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 273
2027	150
2028	144
2029	139
2030	24
Total	$ 730